Net Asset Value Per Share	12 Months Ended
Dec. 31, 2025
EBP 006 [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Net Asset Value Per Share
5.	NET ASSET VALUE PER SHARE
The following table for December 31, 2025 and 2024, sets forth a summary of the Plan’s investments with a reported NAV using the practical expedient.

	Fair Value Estimated Using NAV per Share
Investment	December 31 2025 Fair Value (a)	December 31 2024 Fair Value (a)	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Asset allocation fund (b)	$798,105	$706,878	$—	Daily	None	Daily
Intermediate-Term Bond (c)	89,345	81,948	—	Daily	None	Daily
Multiple Investment Trust (d)	215,872	208,681	—	Daily	None	Daily
Mid-Cap Value Equity Trust (e)	1,153,058	1,103,870	—	Daily	None	Daily
International Large Blend Trust (f)	380,712	329,063	—	Daily	None	Daily
Small-Cap Value Equity Trust (g)	25,987	30,919	—	Daily	None	Daily
Large-Cap Value Equity Trust (h)	137,065	120,014	—	Daily	None	Daily

(a)	The fair values of the investments have been estimated using the NAV of the investment.
(b)
The asset allocation fund uses a strategy designed for investors expecting to retire around the year indicated in each fund’s name, with the allocation changing on an annual basis, becoming more conservative as the Fund nears the target retirement date. The funds invest in a combination of equity, fixed income and short-term JPMorgan Chase Bank, N.A Commingled Pension Trust Funds and/or funds maintained by unaffiliated banks and trust companies, which includes vehicles with lower levels of active risk.

(c)	Intermediate-term bond funds aim to generate excess return from top-down sector allocation and bottom-up subsector/security selection. Duration and yield curve are tactically managed.
(d)
Multiple investment trust is a combination of funds including large cap growth equity trust, mid cap value equity trust, small cap value equity trust, value yield equity trust, global growth equity trust and real estate securities trust.

(e)	Mid-cap value equity trust invests its assets in a majority of equity securities of medium-sized companies.
(f)	International Large Blend Trust measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
(g)	Small-cap value equity trust invests its assets in a majority of equity securities of small-sized companies.
(h)	Large-cap value equity trust invests its assets in a majority of equity securities of large, well-established companies.